Schedule 1 - Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2023
Parent Company
Statement [Line Items]
Condensed Financial Statements [Text Block]

SCHEDULE 1 - COMPANY STATEMENT OF PROFIT/(LOSS) AND OTHER COMPREHENSIVE INCOME/(LOSS)

	2023	2022	2021
	$’000	$’000	$’000

Administrative expenses	(267,382)	(264,011)	(164,706)
Other income	429,698	2,329	—
Operating profit/(loss)	162,316	(261,682)	(164,706)
Finance income	76,753	67,927	17,162
Finance costs	(127,044)	(135,783)	(28,804)
Profit/(loss) before income tax	112,025	(329,538)	(176,348)
Income tax expense	—	—	(1,356)
Profit/(loss) for the year	112,025	(329,538)	(177,704)

COMPANY STATEMENT OF FINANCIAL POSITION

		2023	2022
	Note	$’000	$’000
Non-current assets
Property, plant and equipment		26	23
Other intangible assets		1,357	514
Investments in subsidiaries		5,508,489	5,479,157
Amounts due from related parties		774,066	781,299
Derivative financial instrument assets		230	1,821
		6,284,168	6,262,814
Current assets
Amounts due from related parties		322,830	351,675
Derivative financial instrument assets		565	—
Trade and other receivables		16,964	17,858
Cash and cash equivalents		67,335	245,373
		407,694	614,906

TOTAL ASSETS		6,691,862	6,877,720

Current liabilities
Trade and other payables		14,035	14,783
Borrowings	2	10,200	9,847
Amounts due to related parties		336,510	642,593
		360,745	667,223
Non-current liabilities
Borrowings	2	1,358,290	1,354,624
Financial guarantees	2	2,357	—
		1,360,647	1,354,624

TOTAL LIABILITIES		1,721,392	2,021,847

Stated capital		5,394,812	5,311,953
Accumulated losses		(617,504)	(730,396)
Other reserves		193,162	274,316
TOTAL EQUITY		4,970,470	4,855,873

TOTAL EQUITY AND LIABILITIES		6,691,862	6,877,720

COMPANY STATEMENT OF CHANGES IN EQUITY

	Stated	Accumulated	Other	Total
	capital	losses	reserves	Equity
	$’000	$’000	$’000	$’000

Balance at Jan 1, 2021	4,530,870	(225,733)	687,046	4,992,183
Issue of shares net of transaction costs	349,846	—	—	349,846
Options converted to shares	342,768	—	(342,768)	—
Share-based payment expense	—	—	13,003	13,003
Other reclassifications related to share-based payment	—	1,019	(5,084)	(4,065)
Total transactions with owners of the Company	692,614	1,019	(334,849)	358,784
Loss for the year	—	(177,704)	—	(177,704)
Balance at Dec 31, 2021	5,223,484	(402,418)	352,197	5,173,263

Balance at Jan 1, 2022	5,223,484	(402,418)	352,197	5,173,263
Options converted to shares	88,469	—	(88,469)	—
Share-based payment expense	—	—	13,423	13,423
Other reclassifications related to share-based payment	—	1,560	(2,835)	(1,275)
Total transactions with owners of the Company	88,469	1,560	(77,881)	12,148
Loss for the year	—	(329,538)	—	(329,538)
Balance at Dec 31, 2022	5,311,953	(730,396)	274,316	4,855,873

Balance at Jan 1, 2023	5,311,953	(730,396)	274,316	4,855,873
Shares repurchased and canceled through buyback program	(10,037)	—	—	(10,037)
Options converted to shares	92,896	—	(92,896)	—
Share-based payment expense	—	—	13,168	13,168
Other reclassifications related to share-based payment	—	867	(1,426)	(559)
Total transactions with owners of the Company	82,859	867	(81,154)	2,572
Profit for the year	—	112,025	—	112,025
Balance at Dec 31, 2023	5,394,812	(617,504)	193,162	4,970,470

COMPANY STATEMENT OF CASH FLOWS

	2023	2022	2021
	$’000	$’000	$’000
Cash flows from operating activities
Cash (used in)/generated from operations	(105,822)	(86,202)	15,045
Income taxes paid	—	—	(338)
Net cash (used in)/generated from operating activities	(105,822)	(86,202)	14,707

Cash flows from investing activities
Purchase of property, plant and equipment	(35)	—	(206)
Purchase of software and licenses	(1,351)	(54)	(827)
Investment in subsidiaries	(33,588)	(439,141)	(439,486)
Loan disbursed to subsidiaries	(600)	(254,615)	(507,215)
Loan principal repayment received from subsidiaries	43,007	47,601	35,543
Loan interest repayment received from subsidiaries	23,632	39,401	—
Interest income received	8,490	3,270	264
Net cash generated from/(used in) investing activities	39,555	(603,538)	(911,927)

Cash flows from financing activities
Capital raised	—	—	378,000
Cost of capital raised	—	—	(28,154)
Shares repurchased and canceled through buyback program	(10,038)	—	—
Interest paid	(92,549)	(69,075)	—
Bank loans and bond proceeds received (net of transaction costs)	—	643,785	979,405
Loan receipts from subsidiaries	—	100,000	—
Fees on loans and derivative instruments	(10,185)	(11,574)	(11,803)
Bank loans and bonds repaid	—	(280,000)	—
Premium paid on derivative instruments	—	(910)	—
Profits received on derivative instruments	419	—	—
Net cash (used in)/generated from financing activities	(112,353)	382,226	1,317,448

Net (decrease)/increase in cash and cash equivalents	(178,620)	(307,514)	420,228
Cash and cash equivalents at beginning of year	245,373	554,100	135,115
Effect of movements in exchange rates on cash	582	(1,213)	(1,243)
Cash and cash equivalents at end of year	67,335	245,373	554,100

NOTES TO THE COMPANY FINANCIAL STATEMENTS

1.	Basis of Preparation

The accompanying condensed financial statements of IHS Holding Limited (the “Parent”) should be read in conjunction with the consolidated financial statements and notes thereto of IHS Holding Limited and subsidiaries (collectively, the “Registrant”) included in Part I, Item 8 of the Annual Report. The accompanying condensed financial statements of the Parent have been prepared in accordance with Rule 12-04, Schedule 1 of Regulation S-X.

The Parent’s accounting policies are consistent with those of the Registrant. In the Parent only financial statements, investments in subsidiaries are accounted for at cost less accumulated impairment losses, unless the investment is acquired with a view to its subsequent disposal and the criteria for classification as held-for-sale are met. Transaction fees are included in the acquisition cost. An impairment loss is recognized for the amount by which the investment carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and its value in use.

2.	Long term debt

IHS Holding Limited Notes

On November 29, 2021, IHS Holding Limited issued $500.0 million 5.625% Senior Notes due 2026 (the “2026 Notes”) and $500.0 million 6.250% Senior Notes due 2028 (the “2028 Notes”, and together with the 2026 Notes, the “IHS Holding Notes”), guaranteed by IHS Netherlands Holdco B.V., IHS Netherlands NG1 B.V., IHS Netherlands NG2 B.V., Nigeria Tower Interco B.V., IHS Nigeria Limited, IHS Towers NG Limited and INT Towers Limited.

On or after November 29, 2023, 2024 or 2025, the 2026 Notes may be redeemed (in whole or in part) by the IHS Holding Limited at a price of 102.81250%, 101.40625% and 100.00000%, respectively. On or after November 29, 2024, 2025 or 2026, the 2028 Notes may be redeemed by IHS Holding Limited (in whole or in part) at a price of 103.1250%, 101.5625% and 100.0000%, respectively.

The IHS Holding Notes pay interest semi-annually and the principal is repayable in full on maturity.

IHS Holding (2022) Bullet Term Loan Facility

IHS Holding Limited entered into a $600.0 million term loan agreement in October 2022 (as amended and/or restated from time to time, the “IHS Holding 2022 Term Loan”), between, amongst others, IHS Holding Limited as borrower, Citibank Europe plc, UK Branch as facility agent and certain financial institutions listed therein as original lenders. The loan is guaranteed by IHS Netherlands Holdco B.V., IHS Netherlands NG1 B.V., IHS Towers NG Limited, IHS Netherlands NG2 B.V., Nigeria Tower Interco B.V., INT Towers Limited and IHS Nigeria. Following the initial draw down under this facility of $370.0 million in November 2022, the available commitments were voluntarily reduced by $100.0 million in October 2023 and the availability period on the remaining balance of $130.0 million in available commitments was extended to April 2024 from October 2023. The interest rate per annum applicable to loans made under the IHS Holding 2022 Term Loan is equal to Term SOFR, a credit adjustment spread plus a margin of 3.75% per annum. The IHS Holding 2022 Term Loan is scheduled to terminate on the date falling 36 months from the date of the loan agreement and is repayable in full on that date.

A 5-year schedule of debt maturities is set out below.

						Due	Due	Due
					Carrying	Less than 1	Between 2 & 3	Between 4 & 5
					value	year	years	years
	Currency	Maturity date	Interest rate		$'000	$'000	$'000	$'000

2023
Term loan	US Dollar	2025	3.75	% + CAS + 3M SOFR	370,935	34,768	405,055	—
Senior Note	US Dollar	2026	5.63%		498,920	28,125	556,250	—
Senior Note	US Dollar	2028	6.25%		498,635	31,250	62,500	562,500
					1,368,490	94,143	1,023,805	562,500

In addition to the guarantees set out in note 22, “Borrowings”, IHS Holding Limited is a guarantor for the following:

IHS Côte d’Ivoire S.A. Facility

IHS Côte d’Ivoire S.A. entered into a credit agreement originally in June 2015 (as amended and/or restated from time to time, including in August 2017 and June 2022) with certain financial institutions, split into one tranche with a total commitment of €52.0 million (approximately $57.4 million) (the “CIV Euro Tranche”), and another tranche with a total commitment of XOF 44.6 billion (approximately $75.1 million) (the “CIV XOF Tranche” and, together with the CIV Euro Tranche, the “IHS Côte d’Ivoire S.A. Facility”). The IHS Côte d’Ivoire S.A. Facility is guaranteed by IHS Holding Limited. The CIV Euro Tranche has an interest rate of 3.00% plus 3 Month EURIBOR, (subject to a zero floor), and the CIV XOF Tranche has an interest rate of 5.00%. The IHS Côte d’Ivoire S.A. Facility contains customary information and negative covenants and requires IHS Côte d’Ivoire S.A. to observe certain customary affirmative covenants, subject to certain agreed exceptions and materiality carve-outs. The covenants include that IHS Côte d’Ivoire S.A. maintain specified net debt to EBITDA ratios and interest coverage ratios, each as defined therein.

IHS Zambia Limited Facility

IHS Zambia Limited entered into two facilities with a common terms agreement originally in December 2020 (as amended and/or restated from time to time, including in February 2021 and January 2023) with a total commitment of $95.0 million with certain financial institutions (the “Zambia Facility”), split into a facility for an aggregate commitment representing $75.0 million and a second facility for an aggregate commitment representing $20.0 million. The Zambia Facility is guaranteed by IHS Holding Limited, and was fully utilized as of March 2021. The Zambia Facility has an interest rate of 5.0% plus 3 Month Term SOFR and a credit adjustment spread ranging between 0.11% to 0.43% and contains customary information and negative covenants and requires IHS Zambia Limited to observe certain customary affirmative covenants, subject to certain agreed exceptions and materiality carve-outs. The covenants include that IHS Zambia Limited maintain specified net debt to EBITDA ratios and interest coverage ratios, each as defined in the agreement. The respective facilities will terminate in December 2027.

IHS Netherlands Holdco B.V. Notes

On each of September 18, 2019 and July 31, 2020, our wholly owned subsidiary, IHS Netherlands Holdco B.V. (“Holdco BV”), issued a total of $510.0 million 7.125% Senior Notes due 2025 (the “2025 Notes”), and $940.0 million 8.0% Senior Notes due 2027 (the “2027 Notes”) guaranteed by IHS Netherlands NG1 B.V., IHS Netherlands NG2 B.V., Nigeria Tower Interco B.V., IHS Nigeria, IHS Towers NG Limited and INT Towers, and (since June 22, 2021) IHS Holding Limited. On June 22, 2021, pursuant to a successful consent solicitation, Holdco B.V. also effected certain amendments to the indenture governing the notes to, among other things, expand the “restricted group” to encompass IHS Holding Limited and all of IHS Holding Limited’s subsidiaries (which would then be subject to the covenants and events of default under the indenture), and to make certain other consequential changes to the negative covenants and restrictions resulting from the larger group structure.

On November 30, 2021, the 2025 Notes were subsequently redeemed upon the successful issuance by IHS Holding of the IHS Holding Notes (as defined below). The 2027 Notes mature on September 18, 2027, and pay interest semi-annually, with the principal repayable in full on maturity. On or after September 18, 2023 or 2024, the 2027 Notes may be redeemed (in whole or in part) at a price of 102.000% and 100.000%, respectively.

The indenture contains customary negative covenants and restrictions, including, but not limited to, our ability to: incur or guarantee additional indebtedness and issue certain preferred stock; make certain restricted payments and investments, including dividends or other distributions; create or incur certain liens; enter into agreements that restrict the ability of restricted subsidiaries to pay dividends; transfer or sell certain assets; merge or consolidate with other entities and enter into certain transactions with affiliates.

IHS (Nigeria) Limited and INT Towers Limited

IHS Holding Limited signed a guarantee dated October 12, 2022, with IHS Holding Limited as guarantor and BP Oil International Limited as beneficiary, in relation to certain crude oil and/or petroleum product transactions entered into by IHS (Nigeria) Limited and INT Towers Limited.

Valuation of guarantees

The fair value of all guarantees was $2.4 million as at December 31, 2023 (2022: $Nil).